UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-7816

PIMCO Commercial Mortgage Securities Trust, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Ernest L. Schmider

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – June 30, 2006

Item 1. Proxy Voting Record

The Proxy Voting Record for PIMCO Commercial Mortgage Securities Trust, Inc. is stated below.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Security Issuer Name	Exchange Ticker Symbol	Cusip or Isin	Security Holder Meeting Date	Matter Voted On	Proposal by Issuer or Security Holder	Vote Cast(Y/N?)	Voting Result: For, Against, Abstain	Vote Cast “For” or “Against” Management or “Abstain”
PIMCO Commercial Mortgage Securities Trust, Inc.

	Commercial Mortgage Pass-Through Certificates	NA	396782EW0	NA	Consent to the proposed amendments	Issuer	Y	Against	Against

	Commercial Mortgage Pass-Through Certificates	N/A	396782EW0	NA	Consent to the proposed amendments	Issuer	Y	Abstain	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO COMMERCIAL MORTGAGE SECURITIES TRUST, INC.

By:	/s/ Ernest L. Schmider
Ernest L. Schmider, Principal Executive Officer

Date: August 25, 2006

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